13 FINANCIAL INSTRUMENTS: Schedule of Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Fair Value of Financial Instruments

	December 31, 2017		December 31, 2016
	Carrying Value	Fair Value	Carrying Value	Fair Value
Fair value through profit and loss – assets	$386,630	$386,630	$2,375,619	$2,375,619
Fair value through profit and loss – liabilities	-	-	-	-
Loans and receivables	3,815,278	3,815,278	4,242,388	4,242,388
Other financial liabilities	(3,521,016)	(3,521,016)	(4,753,256)	(4,753,256)
	$680,892	$680,892	$1,864,751	$1,864,751